Supplement dated March 25, 2020
to the Prospectus of Ameriprise Certificates
(April 24, 2019) S-6000 AR (4/19)
This Supplement supersedes the Supplement dated February 12, 2020.
For Ameriprise Stock Market Certificate: Effective for sales on or after March 25, 2020, with the first term beginning on or after April 1, 2020, information about maximum return ranges and minimum guaranteed interest rate ranges on partial participation found on page 4 of the Prospectus has been revised to read as follows:
For your first term, the maximum return will be within the range of 0.65% to 1.65% for the 1 year term, 1.85% to 2.85% for the 2 year term and 3.90% to 4.90% for the 3 year term. The minimum guaranteed interest rate on partial participation will be within the range of 0.00% to 1.00% for the 1 year term, within the range of 0.00% to 1.00% for the 2 year term and within the range of 0.00% to 1.00% for the 3 year term.
The rest of the information on page 4 remains unchanged.
For Ameriprise Cash Reserve Certificate: Effective for sales on or after March 25, 2020, information about interest rate ranges for new purchases found on page 12 of the Prospectus has been revised to read as follows:
Investment Amount	Rate For New Purchases
From $50 to $9,999.99	Within a range from 5 basis points (0.05%) below to 95 basis points (0.95%) above the rate published for the Non-Jumbo Deposits National Rate published for 3-month CDs
From $10,000 to $24,999.99	Within a range from 0 basis points (0.00%) above to 100 basis points (1.00%) above the rate published for the Non-Jumbo Deposits National Rate published for 3-month CDs
$25,000 and above	Within a range from 0 basis points (0.00%) above to 100 basis points (1.00%) above the rate published for the Non-Jumbo Deposits National Rate published for 3-month CDs
For example, if the average rate most recently published for the Non-Jumbo Deposits National Rate published for 3-month CDs is 0.18%, our rate in effect for the following week for investment amounts of $10,000 to $24,999.99 would be between 0.18% and 1.18%.
The rest of the information on page 12 remains unchanged.
For Ameriprise Cash Reserve Certificate: Effective for sales on or after March 25, 2020, information about promotional rates found on page 13 of the Prospectus has been revised to read as follows:
Investment Amount	Promotion Rate
From $50 to $9,999.99	Within a range from 20 basis points (0.20%) above to 120 basis points (1.20%) above the rate published for the Non-Jumbo Deposits National Rate published for 3-month CDs
From $10,000 to $24,999.99	Within a range from 25 basis points (0.25%) above to 125 basis points (1.25%) above the rate published for the Non-Jumbo Deposits National Rate published for 3-month CDs
$25,000 and above	Within a range from 25 basis points (0.25%) above to 125 basis points (1.25%) above the rate published for the Non-Jumbo Deposits National Rate published for 3-month CDs
The rest of the information on page 13 remains unchanged.
For Ameriprise Flexible Savings Certificate:  Effective for sales on or after March 25, 2020, information about interest rate ranges for new purchases found on pages 20-22 of the Prospectus has been revised to read as follows:
For purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:
3 months	Within a range from 0 basis points (0.00%) above to 100 basis points (1.00%) above the Non-Jumbo Deposits National Rate published for 3-month CDs.
6 months	Within a range from 5 basis points (0.05%) below to 95 basis points (0.95%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
9 months	Within a range from 5 basis points (0.05%) below to 95 basis points (0.95%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
12 months	Within a range from 20 basis points (0.20%) below to 80 basis points (0.80%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
18 months	Within a range from 20 basis points (0.20%) below to 80 basis points (0.80%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
24 months	Within a range from 40 basis points (0.40%) below to 60 basis points (0.60%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
S-6000-42 A (3/20)

30 months	Within a range from 35 basis points (0.35%) below to 65 basis points (0.65%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
36 months	Within a range from 35 basis points (0.35%) below to 65 basis points (0.65%) above the Non-Jumbo Deposits National Rate published for 36-month CDs.
For purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:
3 months	Within a range from 5 basis points (0.05%) above to 105 basis points (1.05%) above the Non-Jumbo Deposits National Rate published for 3-month CDs.
6 months	Within a range from 0 basis points (0.00%) above to 100 basis points (1.00%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
9 months	Within a range from 0 basis points (0.00%) above to 100 basis points (1.00%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
12 months	Within a range from 15 basis points (0.15%) below to 85 basis points (0.85%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
18 months	Within a range from 15 basis points (0.15%) below to 85 basis points (0.85%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
24 months	Within a range from 35 basis points (0.35%) below to 65 basis points (0.65%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
30 months	Within a range from 30 basis points (0.30%) below to 70 basis points (0.70%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
36 months	Within a range from 30 basis points (0.30%) below to 70 basis points (0.70%) above the Non-Jumbo Deposits National Rate published for 36-month CDs.
For example, if the average rate most recently published for the Non-Jumbo Deposits National Rate for 12-month CDs is 0.46%, our rate in effect for the following week for investment amounts less than $100,000 would be between 0.26% and 1.26% for the 12-month term product.
For purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:
7 months*	Within a range from 5 basis points (0.05%) below to 95 basis points (0.95%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
11 months	Within a range from 5 basis points (0.05%) above to 105 basis points (1.05%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
19 months	Within a range from 5 basis points (0.05%) above to 105 basis points (1.05%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
25 months	Within a range from 15 basis points (0.15%) below to 85 basis points (0.85%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
31 months	Within a range from 10 basis points (0.10%) below to 90 basis points (0.90%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
37 months	Within a range from 10 basis points (0.10%) below to 90 basis points (0.90%) above the Non-Jumbo Deposits National Rate published for 36-month CDs.
*	See section entitled “Investment Amounts and Terms” about minimum investment requirements.
For purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:
7 months*	Within a range from 0 basis points (0.00%) above to 100 basis points (1.00%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
11 months	Within a range from 10 basis points (0.10%) above to 110 basis points (1.10%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
13 months*	Within a range from 5 basis points (0.05%) above to 105 basis points (1.05%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
19 months	Within a range from 10 basis points (0.10%) above to 110 basis points (1.10%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
25 months	Within a range from 10 basis points (0.10%) below to 90 basis points (0.90%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
31 months	Within a range from 5 basis points (0.05%) below to 95 basis points (0.95%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
37 months	Within a range from 5 basis points (0.05%) below to 95 basis points (0.95%) above the Non-Jumbo Deposits National Rate published for 36-month CDs.
*	See section entitled “Investment Amounts and Terms” about minimum investment requirements.
The rest of the information on pages 20-22 remains unchanged.
S-6000-42 A (3/20)

For Ameriprise Step-Up Rate Certificate:
Effective April 1, 2020, Ameriprise Certificate Company will stop issuing the Ameriprise Step-Up Rate Certificate. Existing account-holders will be allowed to maintain and renew their Ameriprise Step-Up Rate Certificate(s) as described in the prospectus.
Effective for sales on or after August 14, 2019, information about interest rate ranges for new purchases found on page 32 of the Prospectus has been revised to read as follows:
2 years	Within a range from 15 basis points (0.15%) above to 115 basis points (1.15%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
3 years	Within a range from 15 basis points (0.15%) above to 115 basis points (1.15%) above the Non-Jumbo Deposits National Rate published for 36-month CDs.
4 years	Within a range from 45 basis points (0.45%) above to 145 basis points (1.45%) above the Non-Jumbo Deposits National Rate published for 36-month CDs.
The rest of the information on page 32 remains unchanged.
The Board of Directors of Ameriprise Certificate Company (the Company) accepted the resignation of Jeffrey J. Scherman as Vice President, Controller and Chief Accounting Officer of the Company, and elected Jeanne Stadtlander as Vice President, Controller and Chief Accounting Officer effective March 4, 2020. The information regarding Mr. Scherman has been replaced with the information on Ms. Stadtlander as follows:
Name, address, age	Position held with ACC and length of service	Principal occupations during past five years	Other directorships	Committee memberships
Jeanne Stadtlander 50642 Ameriprise Financial Center Minneapolis, MN 55474 Born in 1966	Vice President, Controller and Chief Accounting Officer since March 2020	Vice President -Technical Accounting and SEC Reporting since 2013	None	None
The Board of Directors of the Company accepted the resignation of Greg D. Sterner as Chief Operating Officer of the Company effective June 19, 2019, and elected Sony Malhotra as Chief Operating Officer. The information regarding Mr. Sterner on page 86 has been replaced with the information on Mr. Malhotra as follows:
Name, address, age	Position held with ACC and length of service	Principal occupations during past five years	Other directorships	Committee memberships
Sony Malhotra 1041 Ameriprise Financial Center Minneapolis, MN 55474 Born in 1974	Chief Operating Officer since June 2019	Vice President & Officer, American Enterprise Investment Services, Inc. since August 2017 (previously Vice President of Service, June 2011 – August 2017); Chief Operating Officer, Ameriprise Bank, FSB, since May 2019	None	None
Shareholders should retain this Supplement for future reference.
S-6000-42 A (3/20)